UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: Sept. 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Diversified Investment Strategies, LLC
                        Address:         11939 Bricksome Ave
                                         Baton Rouge, LA 70816
                        13F File Number: 028-12883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Pope
Title:		Manager/Chief Compliance Officer
Phone:		225-292-0687
Signature,	Place,			and Date of Signing:
James Pope	Baton Rouge, LA		August 6, 2009
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    58
Form 13F Information Table Value Total:   $81,304
List of Other Included Managers: None

       FORM 13F INFORMATION TABLE

					                       VALUE   SHARES/  SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS	 CUSIP         (X$1000) PRN/AMT  PRN CALL  DSCRTN   MANAGERS    SOLE   SHARED    NONE
-----------------------------   --------------   --------       ------  ------   --- ----  ------   --------   ------  -------	----
3M CO				COM		88579Y101	 1101	 14920	 SH	    SOLE				14920
AEGON N V			NY REGISTRY SH	007924103	 2487	149095	 SH	    SOLE			       149095
AMERICAN STRATEGIC INCM PTFL	COM		030098107	  386	 34440	 SH	    SOLE			        34440
APOLLO GROUP INC		CL A		037604105	  277	  3755	 SH	    SOLE			         3755
BANK OF AMERICA CORPORATION	COM		060505104	  563	 33301	 SH	    SOLE			        33301
BLACKROCK GLOBAL FLG INC TR	COM		091941104	 1182	 94800	 SH	    SOLE			        94800
COCA COLA CO			COM		191216100	  514	  9575	 SH	    SOLE			         9575
EATON VANCE ENHANCED EQ INC	COM		278274105	 1070	 78227	 SH	    SOLE			        78227
EBAY INC			COM		278642103	  299	 12660	 SH	    SOLE			        12660
EVERGREEN MULTI SECT INC FUN	COM SHS		30024Y104	 2606	182641	 SH	    SOLE			       182641
EXPEDITORS INTL WASH INC	COM		302130109	  340	  9675	 SH	    SOLE			         9675
EXXON MOBIL CORP		COM		30121G102	26211	382026	 SH	    SOLE			       382026
FASTENAL CO			COM		311900104	  537	 13875	 SH	    SOLE			        13875
FORT DEARBORN INCOME SECS IN	COM		347200107	 1595	107434	 SH	    SOLE			       107434
GARMIN LTD			ORD		G37260109      	  869	 23033	 SH	    SOLE			        23033
GENERAL ELECTRIC CO		COM		369604103	 1005	 61202	 SH         SOLE			        61202
GOLDMAN SACHS GROUP INC		COM		38141G104         232	  1260 	 SH	    SOLE			         1260
HARVEST ENERGY TR		TRUST UNIT	41752X101	  397	 61815	 SH	    SOLE			        61815
HOME DEPOT INC			COM		437076102	 1305	 48988	 SH	    SOLE			        48988
ING GROEP N V			SPONSORED ADR	456837509	 1540	104560	 SH	    SOLE			       104560
INTERNATIONAL BUSINESS MACHS	COM		459200101	  397	  3315	 SH	    SOLE			         3315
INTUIT				COM		461202103	  641	 22500	 SH	    SOLE			        22500
ISHARES TR			S&P500 GRW	464287309	 5987	110899	 SH	    SOLE			       110899
ISHARES TR	 		US PFD STK IDX	464288687	  707	 19495	 SH	    SOLE			        19495
ISHARES TR			MRTG PLS CAP IDX464288539	  899	 59525	 SH	    SOLE		         	59525
ISHARES TR			BARCLYS TIPS BD	464287176	 1207	 11730	 SH	    SOLE			        11730
ISHARES TR INDEX		BARCLY USAGG B	464287226	  649	  6190	 SH	    SOLE		            	 6190
ISHARES TR INDEX		DJ SEL DIV INX	464287168	  358	  8675	 SH	    SOLE			         8675
ISHARES TR INDEX		COHEN&ST RLTY	464287564	  227	  4675	 SH	    SOLE			         4675
ISHARES TR INDEX		S&P 500 INDEX	464287200	  765	  7220	 SH	    SOLE			         7220
ISHARES TR INDEX		IBOXX INV CPBD	464287242	 2357	 22095	 SH	    SOLE			        22095
ISHARES TR INDEX		BARCLYS 20+ YR	464287432	  387	  3925	 SH	    SOLE			         3925
JOHNSON & JOHNSON		COM		478160104	  740	 12160	 SH	    SOLE			        12160
LINEAR TECHNOLOGY CORP		COM		535678106	  696	 25200	 SH	    SOLE			        25200
MAXIM INTEGRATED PRODS INC	COM		57772K101      	  361	 19875	 SH	    SOLE			        19875
MBIA CAP CLAYMORE MNG DUR IN	COM		55266X100      	  172	 13025	 SH	    SOLE			        13025
MEDTRONIC INC			COM		585055106	  221	  6005	 SH	    SOLE			         6005
MFS INTER INCOME TR		SH BEN INT	55273c107	 1064	155096	 SH	    SOLE			       155096
MFS MULTIMARKET INCOME TR	SH BEN INT	552737108	  614	 97025	 SH	    SOLE			        97025
MICROSOFT CORP			COM		594918104	  687	 26725	 SH	    SOLE			        26725
NEUBERGER BERMAN INCOME OPP	COM SHS		64126L108         187	 30315	 SH	    SOLE			        30315
NEUBERGER BERMAN INTER MUNI	COM		64124P101         263	 19600	 SH	    SOLE			        19600
NUVEEN MULTI STRAT INC GR FD	COM SHS		67073D102        1226	170100	 SH	    SOLE			       170100
ORACLE CORP			COM		68389X105         317	 15215	 SH	    SOLE			        15215
PENN WEST ENERGY TR		TR UNIT		707885109	  284	 17926	 SH	    SOLE			        17926
PFIZER INC			COM		717081103	  342	 20675	 SH	    SOLE			        20675
POWERSHARES QQQ TRUST		UNIT SER 1	73935A104         247  	  5840	 SH	    SOLE			         5840
PROCTER & GAMBLE CO		COM		742718109	  289	  4990	 SH	    SOLE			         4990
QUALCOMM INC			COM		747525103	  826	 18360	 SH	    SOLE			        18360
RIVUS BOND FUND			COM		769667106	 1183	 73600	 SH	    SOLE			        73600
ROCKWELL COLLINS INC		COM		774341101	  298	  5875	 SH	    SOLE			         5875
SEI INVESTMENTS CO		COM		784117103	  233	 11850	 SH	    SOLE			        11850
SPDR TR				UNIT SER 1	78462F103	 6400	 60614	 SH	    SOLE			        60614
STARBUCKS CORP			COM		855244109	  595	 28800	 SH	    SOLE			        28800
STRYKER CORP			COM		863667101	  484	 10645	 SH	    SOLE			        10645
VANGUARD INDEX FDS		STK MRK ETF	922908769	 3637	 67865	 SH	    SOLE			        67865
WELLS FARGO & CO NEW		COM		949746101	  559	 19850	 SH         SOLE			        19850
WESTERN ASSET HIGH INCM OPP	COM		95766K109         282	 48575	 SH	    SOLE			        48575

